Document and Entity Information	Nov. 03, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	AURORA INNOVATION, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39774
Entity Tax Identification Number	98-1562265
Entity Address, Address Line One	50 33rd St
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15201
City Area Code	888
Local Phone Number	583-9506
Entity Information, Former Legal or Registered Name	Reinvent Technology Partners Y
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001828108
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	215 Park Avenue
Entity Address, Address Line Two	Floor 11
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.00001 per share
Trading Symbol	AUR
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	AUROW
Security Exchange Name	NASDAQ